Income Taxes (Tables)	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	August 31, 2019	August 31, 2018	August 31, 2017

Net loss for the year before income taxes	$3,541,011	$3,458,976	$3,674,789
Combined Canadian federal and provincial tax rate	25.0%	25.1%	25.0%

Expected income tax recovery at statutory rates	885,253	868,203	918,697
Share based compensation	(19,711)	(37,620)	(45,777)
Non-deductible financing transaction costs	(20,074)	(89,678)	(90,372)
Other non-deductible expenses	(736)	(2,864)	(6,708)
CEE incurred applied to flow-through shares	(179,086)	(476,559)	(563,796)
Amortization of flow-through share premium	154,676	218,232	317,468
Non-taxable (non-deductible) change in fair value warrants of financial instruments	(62,434)	6,706	50,456
Losses and other deductions for which no benefit has been recognized	(603,212)	(268,188)	(262,500)

Deferred income tax recoveries	$154,676	$218,232	$317,468

Disclosure of deferred taxes [Table Text Block]
	August 31, 2019		August 31, 2018
Deferred income tax assets
Exploration and evaluation assets	$4,721,336		$4,647,258
Scientific research and experimental developmental expenditures	5,424,332		5,527,640
	10,145,668		10,174,898
Deferred income tax liabilities
Property plant and equipment	(10,145,668	)(1)	(10,174,898)

Net deferred income tax assets	$-		$-

(1) Included the deferred income tax liability related to the carrying amount of Asset Held for Sale.

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	August 31, 2019	August 31, 2018

Non-capital loss carryforwards	$35,630,141	$33,460,535
Scientific research and experimental developmental expenditures	5,670,428	5,345,287
Share issuance costs	458,359	781,253
Capital loss carry forwards	2,294,535	2,294,535

Deductible temporary differences not recognized	$44,053,463	$41,881,610

Disclosure of detailed information about non-capital losses [Table Text Block]
2026	$ 156,000
2027	232,000
2028	847,000
2029	914,000
2030	1,584,000
2031	3,050,000
2032	3,601,000
2033	4,151,000
2034	4,211,000
2035	4,397,000
2036	3,008,000
2037	2,805,000
2038	2,837,000
2039	2,170,000

Disclosure of detailed information about operating losses [Table Text Block]
2031	$ 5,000
2032	2,000
2033	3,000
2034	1,658,000